Financial Investment Designated at Fair Value Through OCI (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of available-for-sale financial assets [text block] [Abstract]
Schedule of movement in financial instruments designated at fair value through OCI
	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Beginning balance	18,224	26,883	21,206
Fair value change recorded in other comprehensive income	(17,532)	(8,659)	5,677
Ending balance	692	18,224	26,883